Financial Instruments and Risk Management (Interest Rate Risk) (Details) - Interest rate risk [member] $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Potential percentage change in value	100.00%
Impact on interest earned	$ 1.8